CAPITAL STOCK - Narrative (Details)	10 Months Ended	12 Months Ended				36 Months Ended
	Mar. 28, 2019 shares	Dec. 31, 2018 USD ($) shares $ / shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 USD ($) shares $ / shares	Dec. 31, 2016 USD ($) shares $ / shares	Dec. 31, 2018 USD ($) shares	Mar. 12, 2019 shares	Dec. 31, 2018 CAD ($) shares	Dec. 14, 2018 shares	Sep. 14, 2018 shares	Jul. 23, 2018 shares	Jul. 15, 2018 shares	Jun. 15, 2018 shares	May 28, 2018	May 22, 2018	Mar. 21, 2018	Mar. 20, 2018 shares	Dec. 15, 2017 shares	Sep. 15, 2017 shares	Jul. 12, 2017 shares	Jun. 22, 2017	Jun. 15, 2017 shares	Mar. 21, 2017 shares	Dec. 15, 2016 shares	Sep. 15, 2016 shares	Jun. 15, 2016 shares	Mar. 21, 2016 shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)									58,867,410	58,817,410			58,817,410				58,807,410	58,799,910	59,036,310			59,169,710	59,110,335	59,060,335	58,621,585	58,602,835	58,522,835
Number of shares outstanding (in shares)		58,650,310		58,799,910		58,650,310		58,650,310	58,867,410	58,817,410			58,817,410				58,807,410	58,799,910	59,036,310			59,169,710	59,110,335	59,060,335	58,621,585	58,602,835	58,522,835
Expiration period of awards			10 years
Weighted average fair value at exercise of stock options exercised (in dollars per share) | $ / shares		$ 14.19		$ 17.94	$ 17.84
Weighted average fair value of stock options granted (in USD per share) | $		$ 3.65				$ 3.65
Awards percentage based in total shareholder return (TSR)														50.00%	100.00%	100.00%					150.00%
Granted, Number of options (in shares)			242,918	0	0
Directors non-officers
Disclosure of classes of share capital [line items]
Stock options vesting period			3 years
Year one | Key employees and executives
Disclosure of classes of share capital [line items]
Awards vesting rights percentage			33.33%
Year one | Directors non-officers
Disclosure of classes of share capital [line items]
Awards vesting rights percentage			25.00%
Year two | Key employees and executives
Disclosure of classes of share capital [line items]
Awards vesting rights percentage			33.33%
Year two | Directors non-officers
Disclosure of classes of share capital [line items]
Awards vesting rights percentage			25.00%
Year three | Key employees and executives
Disclosure of classes of share capital [line items]
Awards vesting rights percentage			33.33%
Year three | Directors non-officers
Disclosure of classes of share capital [line items]
Awards vesting rights percentage			25.00%
Year four | Directors non-officers
Disclosure of classes of share capital [line items]
Awards vesting rights percentage			25.00%
RSUs
Disclosure of classes of share capital [line items]
Number of other equity instruments granted in share-based payment arrangement			113,047
Weighted average fair value at measurement date, other equity instruments granted | $		$ 16.29				$ 16.29
Number of other equity instruments forfeited in share-based payment arrangement			1,228
Number of other equity instruments outstanding in share-based payment arrangement		111,819				111,819		111,819
Weighted average fair value per award outstanding (in dollars per share) | $		$ 12.18				$ 12.18
Awards threshold consecutive trading days			5 days
Target Shares
Disclosure of classes of share capital [line items]
Awards percentage based in total shareholder return (TSR)		100.00%				100.00%		100.00%
DSUs
Disclosure of classes of share capital [line items]
Number of other equity instruments granted in share-based payment arrangement			69,234	48,179	52,665
Weighted average fair value at measurement date, other equity instruments granted | $		$ 14.75		$ 17.79	$ 16.76	$ 14.75
Number of other equity instruments outstanding in share-based payment arrangement		198,993		167,427		198,993		198,993
Weighted average fair value per award outstanding (in dollars per share) | $		$ 12.18		$ 16.91		$ 12.18
Awards threshold consecutive trading days			5 days
SARs
Disclosure of classes of share capital [line items]
Number of other equity instruments granted in share-based payment arrangement						0
Number of other equity instruments outstanding in share-based payment arrangement		0		147,500		0		0
Weighted average fair value per award outstanding (in dollars per share) | $				$ 10.85
Other equity instruments, expiration period			10 years
Weighted average exercise price of other equity instruments exercised in share-based payment arrangement (in CND per share) | $			$ 7.56
SARs | Key employees and executives
Disclosure of classes of share capital [line items]
Other equity instruments vesting period			4 years
SARs | Directors non-officers
Disclosure of classes of share capital [line items]
Other equity instruments vesting period			3 years
SARs | Year one | Key employees and executives
Disclosure of classes of share capital [line items]
Other equity instruments, vesting rights percentage			25.00%
SARs | Year one | Directors non-officers
Disclosure of classes of share capital [line items]
Other equity instruments, vesting rights percentage			25.00%
SARs | Year two | Key employees and executives
Disclosure of classes of share capital [line items]
Other equity instruments, vesting rights percentage			25.00%
SARs | Year two | Directors non-officers
Disclosure of classes of share capital [line items]
Other equity instruments, vesting rights percentage			25.00%
SARs | Year three | Key employees and executives
Disclosure of classes of share capital [line items]
Other equity instruments, vesting rights percentage			25.00%
SARs | Year three | Directors non-officers
Disclosure of classes of share capital [line items]
Other equity instruments, vesting rights percentage			25.00%
SARs | Year four | Key employees and executives
Disclosure of classes of share capital [line items]
Other equity instruments, vesting rights percentage			25.00%
SARs | Year four | Directors non-officers
Disclosure of classes of share capital [line items]
Other equity instruments, vesting rights percentage			25.00%
Major ordinary share transactions
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)							58,650,310
Granted, Number of options (in shares)	0
NICB
Disclosure of classes of share capital [line items]
Number of common shares authorized for repurchase (in shares)											4,000,000	4,000,000								4,000,000
Number of shares remained available for repurchase (in shares)		3,782,900				3,782,900		3,782,900
NICB | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Number of shares remained available for repurchase (in shares)							3,782,900
Class A preferred shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		0				0		0
Prior to December 2017 | Target Shares | Bottom of range
Disclosure of classes of share capital [line items]
Awards vesting percentage				0.00%
Prior to December 2017 | Target Shares | Top of range
Disclosure of classes of share capital [line items]
Awards vesting percentage				150.00%
Subsequent to December 2017 | Target Shares
Disclosure of classes of share capital [line items]
Awards percentage based in total shareholder return (TSR)		50.00%				50.00%		50.00%
Awards percentage based on average returns on invested capital (ROIC)		50.00%				50.00%		50.00%
Awards percentage based on volume weighted average trading price (VWAP)		50.00%				50.00%		50.00%
Awards threshold consecutive trading days			5 days
Stock price as of estimation date (in CDN per share) | $								$ 21.22
Awards percentage based on monte carlo simulation model		50.00%				50.00%		50.00%
Subsequent to December 2017 | Target Shares | Bottom of range
Disclosure of classes of share capital [line items]
Awards vesting percentage		0.00%				0.00%		0.00%
Subsequent to December 2017 | Target Shares | Top of range
Disclosure of classes of share capital [line items]
Awards vesting percentage		175.00%				175.00%		175.00%